CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman ETF Trust (1933 Act File No. 333-261613; 1940 Act File No. 811-29761) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman China Equity ETF, Neuberger Berman Commodity Strategy ETF, Neuberger Berman Disrupters ETF, Neuberger Berman Global Real Estate ETF, and Neuberger Berman Next Generation Connected Consumer ETF, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement (“Amendment No. 10”) and (b) that Amendment No. 10 was filed electronically.

Dated: December 21, 2023	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary